Credit risk (Tables)	12 Months Ended
Dec. 31, 2025
Credit risk [Abstract]
Schedule of Loans and Advances to Customers	Movements in the gross carrying amount for loans and advances to customers and for allowance for expected credit losses were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2025	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
Exchange and other adjustments[1]	1,034	(17)	3	8	1,028	(13)	(1)	18	45	49
Transfers to Stage 1	7,165	(7,021)	(144)		–	240	(221)	(19)		–
Transfers to Stage 2	(10,427)	11,211	(784)		–	(53)	114	(61)		–
Transfers to Stage 3	(1,557)	(1,871)	3,428		–	(35)	(157)	192		–
Net change in ECL due to transfers						(153)	257	350		454
Impact of transfers between stages[2]	(4,819)	2,319	2,500		–	(1)	(7)	462		454
Other changes in credit quality[2]						27	(46)	677	11	669
Additions and repayments	28,618	(4,388)	(1,606)	(1,130)	21,494	(12)	(29)	(140)	(75)	(256)
Charge (credit) to the income statement						14	(82)	999	(64)	867
Disposals and derecognition	–	–	–	–	–	–	–	–	–	–
Advances written off			(1,296)	(9)	(1,305)			(1,296)	(9)	(1,305)
Recoveries of amounts previously written off			209	–	209			209	–	209
At 31 December 2025	430,193	42,679	6,526	5,076	484,474	737	1,077	1,038	159	3,011
Allowance for expected credit losses	(737)	(1,077)	(1,038)	(159)	(3,011)
Net carrying amount	429,456	41,602	5,488	4,917	481,463
Drawn ECL coverage[3] (%)	0.2	2.5	15.9	3.1	0.6
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £136 million, split by stage as £41 million credit for Stage 1, £47 million credit for Stage 2, £52 million credit for Stage 3 and
£4 million charge for POCI.
3Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in balances for the year ended 31 December 2024 (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2024	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Exchange and other adjustments[1]	(910)	(23)	(74)	12	(995)	(12)	(6)	21	53	56
Transfers to Stage 1	25,658	(25,607)	(51)		–	413	(404)	(9)		–
Transfers to Stage 2	(25,390)	25,967	(577)		–	(66)	126	(60)		–
Transfers to Stage 3	(1,104)	(2,119)	3,223		–	(21)	(178)	199		–
Net change in ECL due to transfers						(293)	340	303		350
Impact of transfers between stages[2]	(836)	(1,759)	2,595		–	33	(116)	433		350
Other changes in credit quality[2]						(130)	(66)	709	66	579
Additions and repayments	22,529	(6,140)	(1,612)	(910)	13,867	(50)	(107)	(193)	(72)	(422)
Charge (credit) to the income statement						(147)	(289)	949	(6)	507
Disposals and derecognition[3]	(717)	(480)	(366)	(694)	(2,257)	(5)	(12)	(25)	(18)	(60)
Advances written off			(1,174)	(55)	(1,229)			(1,174)	(55)	(1,229)
Recoveries of amounts previously written off			200	–	200			200	–	200
At 31 December 2024	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
Allowance for expected credit losses	(736)	(1,160)	(1,108)	(187)	(3,191)
Net carrying amount	404,624	43,605	5,608	6,020	459,857
Drawn ECL coverage[4] (%)	0.2	2.6	16.5	3.0	0.7
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £24 million, split by stage as £20 million credit for Stage 1, £2 million charge for Stage 2, £15 million charge for Stage 3 and
£21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Concentration of Exposure	At 31 December 2025 the most significant concentrations of exposure were in mortgages.

	2025 £m	2024 £m
Agriculture, forestry and fishing	6,071	6,424
Construction[1]	3,175	3,389
Energy and water supply	5,571	4,912
Financial, business and other services	40,221	38,034
Manufacturing	5,326	4,790
Mining and Quarrying	314	205
Personal:
Mortgages[1]	346,033	330,840
Lease financing[2]	13,972	13,249
Other	31,145	28,016
Postal and telecommunications	3,177	3,182
Property companies	19,139	19,271
Transport, distribution and hotels	10,330	10,736
Total loans and advances to customers before allowance for impairment losses	484,474	463,048
Allowance for impairment losses (note 21 to the consolidated financial statements, page 272)	(3,011)	(3,191)
Total loans and advances to customers	481,463	459,857
1Includes both UK and overseas mortgage balances.
2Lease financing, previously reported in aggregate, is presented separately according to whether the lending is personal or non-personal. Non-personal lease financing is allocated to the industries or sectors relevant to the exposure. Comparatives are represented on a consistent basis.

Schedule of Credit Quality of Assets

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2025
Retail – UK mortgages
RMS 1–3	276,020	19,717	–	–	295,737	43	99	–	–	142
RMS 4–6	8,034	6,274	–	–	14,308	6	34	–	–	40
RMS 7–9	154	1,193	–	–	1,347	1	12	–	–	13
RMS 10	23	338	–	–	361	–	5	–	–	5
RMS 11–13	76	2,892	–	–	2,968	1	57	–	–	58
RMS 14	–	–	4,016	5,076	9,092	–	–	309	159	468
	284,307	30,414	4,016	5,076	323,813	51	207	309	159	726
Retail – credit cards
RMS 1–3	5,708	6	–	–	5,714	11	–	–	–	11
RMS 4–6	8,221	1,108	–	–	9,329	85	44	–	–	129
RMS 7–9	1,321	793	–	–	2,114	48	87	–	–	135
RMS 10	8	140	–	–	148	1	26	–	–	27
RMS 11–13	–	279	–	–	279	–	91	–	–	91
RMS 14	–	–	274	–	274	–	–	121	–	121
	15,258	2,326	274	–	17,858	145	248	121	–	514
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,376	2	–	–	1,378	4	–	–	–	4
RMS 4–6	8,130	624	–	–	8,754	106	34	–	–	140
RMS 7–9	1,062	324	–	–	1,386	37	33	–	–	70
RMS 10	26	110	–	–	136	2	19	–	–	21
RMS 11–13	7	337	–	–	344	1	99	–	–	100
RMS 14	–	–	193	–	193	–	–	112	–	112
	10,601	1,397	193	–	12,191	150	185	112	–	447
Retail – UK Motor Finance
RMS 1–3	8,531	910	–	–	9,441	135	22	–	–	157
RMS 4–6	5,083	1,275	–	–	6,358	63	52	–	–	115
RMS 7–9	606	359	–	–	965	3	25	–	–	28
RMS 10	–	77	–	–	77	–	10	–	–	10
RMS 11–13	2	165	–	–	167	–	39	–	–	39
RMS 14	–	–	141	–	141	–	–	79	–	79
	14,222	2,786	141	–	17,149	201	148	79	–	428
Retail – other
RMS 1–3	18,554	3	–	–	18,557	7	–	–	–	7
RMS 4–6	2,616	213	–	–	2,829	10	7	–	–	17
RMS 7–9	75	86	–	–	161	–	1	–	–	1
RMS 10	–	57	–	–	57	–	1	–	–	1
RMS 11–13	–	33	–	–	33	–	1	–	–	1
RMS 14	–	–	145	–	145	–	–	35	–	35
	21,245	392	145	–	21,782	17	10	35	–	62
Total Retail	345,633	37,315	4,769	5,076	392,793	564	798	656	159	2,177
Commercial Banking
CMS 1–5	31,945	123	–	–	32,068	6	–	–	–	6
CMS 6–10	17,918	40	–	–	17,958	18	–	–	–	18
CMS 11–14	31,833	2,007	–	–	33,840	110	41	–	–	151
CMS 15–18	2,324	2,486	–	–	4,810	39	144	–	–	183
CMS 19	–	708	–	–	708	–	94	–	–	94
CMS 20–23	–	–	1,757	–	1,757	–	–	382	–	382
	84,020	5,364	1,757	–	91,141	173	279	382	–	834
Other[1]	540	–	–	–	540	–	–	–	–	–
Total loans and advances to customers	430,193	42,679	6,526	5,076	484,474	737	1,077	1,038	159	3,011
1Drawn exposures include centralised fair value hedge accounting adjustments.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2024
Retail – UK mortgages
RMS 1–3	261,101	21,213	–	–	282,314	46	143	–	–	189
RMS 4–6	8,487	7,384	–	–	15,871	6	51	–	–	57
RMS 7–9	112	1,296	–	–	1,408	–	15	–	–	15
RMS 10	17	273	–	–	290	–	5	–	–	5
RMS 11–13	43	2,829	–	–	2,872	1	59	–	–	60
RMS 14	–	–	4,166	6,207	10,373	–	–	335	187	522
	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Retail – credit cards
RMS 1–3	5,058	10	–	–	5,068	11	1	–	–	12
RMS 4–6	7,231	1,129	–	–	8,360	87	52	–	–	139
RMS 7–9	1,242	859	–	–	2,101	51	107	–	–	158
RMS 10	3	149	–	–	152	–	31	–	–	31
RMS 11–13	–	294	–	–	294	–	106	–	–	106
RMS 14	–	–	265	–	265	–	–	133	–	133
	13,534	2,441	265	–	16,240	149	297	133	–	579
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,207	2	–	–	1,209	3	–	–	–	3
RMS 4–6	7,020	484	–	–	7,504	98	27	–	–	125
RMS 7–9	1,047	307	–	–	1,354	40	36	–	–	76
RMS 10	31	111	–	–	142	3	22	–	–	25
RMS 11–13	9	343	–	–	352	1	112	–	–	113
RMS 14	–	–	175	–	175	–	–	118	–	118
	9,314	1,247	175	–	10,736	145	197	118	–	460
Retail – UK Motor Finance
RMS 1–3	8,967	760	–	–	9,727	112	16	–	–	128
RMS 4–6	4,487	1,169	–	–	5,656	55	40	–	–	95
RMS 7–9	440	247	–	–	687	2	17	–	–	19
RMS 10	–	46	–	–	46	–	6	–	–	6
RMS 11–13	3	176	–	–	179	–	36	–	–	36
RMS 14	–	–	124	–	124	–	–	72	–	72
	13,897	2,398	124	–	16,419	169	115	72	–	356
Retail – other
RMS 1–3	15,163	238	–	–	15,401	4	4	–	–	8
RMS 4–6	2,132	190	–	–	2,322	11	7	–	–	18
RMS 7–9	78	72	–	–	150	–	3	–	–	3
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	9	–	–	9	–	–	–	–	–
RMS 14	–	–	147	–	147	–	–	37	–	37
	17,373	516	147	–	18,036	15	14	37	–	66
Total Retail	323,878	39,597	4,877	6,207	374,559	531	896	695	187	2,309
Commercial Banking
CMS 1–5	26,925	6	–	–	26,931	3	–	–	–	3
CMS 6–10	17,126	56	–	–	17,182	13	–	–	–	13
CMS 11–14	32,424	1,128	–	–	33,552	122	21	–	–	143
CMS 15–18	5,002	3,253	–	–	8,255	67	166	–	–	233
CMS 19	–	725	–	–	725	–	77	–	–	77
CMS 20–23	–	–	1,839	–	1,839	–	–	413	–	413
	81,477	5,168	1,839	–	88,484	205	264	413	–	882
Other[1]	5	–	–	–	5	–	–	–	–	–
Total loans and advances to customers	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
1Drawn exposures include centralised fair value hedge accounting adjustments.

Schedule of Retail Mortgages	Retail UK mortgage balance movements (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2025	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Exchange and other adjustments[1]	–	–	–	7	7	(1)	(1)	36	45	79
Transfers to Stage 1	3,892	(3,850)	(42)		–	29	(27)	(2)		–
Transfers to Stage 2	(5,474)	6,053	(579)		–	(2)	25	(23)		–
Transfers to Stage 3	(399)	(999)	1,398		–	–	(19)	19		–
Net change in ECL due to transfers						(29)	27	60		58
Impact of transfers between stages[2]	(1,981)	1,204	777		–	(2)	6	54		58
Other changes in credit quality[2]						(6)	(33)	89	11	61
Additions and repayments	16,528	(3,785)	(794)	(1,129)	10,820	7	(38)	(72)	(75)	(178)
Charge (credit) to the income statement						(1)	(65)	71	(64)	(59)
Advances written off			(139)	(9)	(148)			(139)	(9)	(148)
Recoveries of amounts previously written off			6	–	6			6	–	6
At 31 December 2025	284,307	30,414	4,016	5,076	323,813	51	207	309	159	726
Allowance for expected credit losses	(51)	(207)	(309)	(159)	(726)
Net carrying amount	284,256	30,207	3,707	4,917	323,087
Drawn ECL coverage[3] (%)	–	0.7	7.7	3.1	0.2
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £12 million, split by stage as £22 million credit for Stage 2, £6 million charge for Stage 3 and £4million charge for POCI.
3Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2024	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Exchange and other adjustments[1]	–	–	–	12	12	1	–	50	53	104
Transfers to Stage 1	21,133	(21,105)	(28)		–	135	(132)	(3)		–
Transfers to Stage 2	(21,077)	21,473	(396)		–	(11)	32	(21)		–
Transfers to Stage 3	(299)	(1,341)	1,640		–	–	(39)	39		–
Net change in ECL due to transfers						(122)	114	56		48
Impact of transfers between stages[2]	(243)	(973)	1,216		–	2	(25)	71		48
Other changes in credit quality[2]						(94)	(19)	26	66	(21)
Additions and repayments	13,901	(4,143)	(956)	(910)	7,892	(16)	(48)	(79)	(72)	(215)
Charge (credit) to the income statement						(108)	(92)	18	(6)	(188)
Disposals and derecognition[3]	(494)	(422)	(366)	(694)	(1,976)	(1)	(9)	(25)	(18)	(53)
Advances written off			(70)	(55)	(125)			(70)	(55)	(125)
Recoveries of amounts previously written off			5	–	5			5	–	5
At 31 December 2024	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Allowance for expected credit losses	(53)	(273)	(335)	(187)	(848)
Net carrying amount	269,707	32,722	3,831	6,020	312,280
Drawn ECL coverage[4] (%)	–	0.8	8.0	3.0	0.3
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £7 million, split by stage as £1 million charge for Stage 1, £9 million charge for Stage 2, £18 million charge for Stage 3 and
£21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Mortgage Lending

	At 31 December 2025					At 31 December 2024
	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)
Gross drawn exposures
Less than 60%	142,960	25,099	2,811	4,343	175,213	145,055	27,851	3,014	5,066	180,986
60% to 70%	48,852	2,647	620	451	52,570	49,746	2,954	643	638	53,981
70% to 80%	47,327	1,324	321	158	49,130	40,292	1,168	307	232	41,999
80% to 90%	38,070	1,181	165	62	39,478	30,215	898	123	109	31,345
90% to 100%	7,053	156	46	22	7,277	4,420	109	36	63	4,628
Greater than 100%	45	7	53	40	145	32	15	43	99	189
Total	284,307	30,414	4,016	5,076	323,813	269,760	32,995	4,166	6,207	313,128
Allowance for expected credit losses
Less than 60%	11	128	105	62	306	14	165	130	66	375
60% to 70%	10	36	69	34	149	11	51	77	36	175
70% to 80%	15	20	56	23	114	13	30	59	27	129
80% to 90%	16	19	37	15	87	13	23	32	17	85
90% to 100%	3	4	14	6	27	2	3	13	10	28
Greater than 100%	–	1	28	19	48	–	1	24	31	56
Total	55	208	309	159	731	53	273	335	187	848
UK mortgages energy performance certificate analysis
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2025	2,087	47,170	77,625	102,066	32,690	6,124	1,361	54,690	323,813
At 31 December 2024	1,113	40,469	68,128	97,392	33,021	6,293	1,370	65,342	313,128

Schedule of Retail Credit Cards

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2025	13,534	2,441	265	16,240	149	297	133	579
Exchange and other adjustments	–	–	–	–	–	–	(19)	(19)
Transfers to Stage 1	956	(953)	(3)	–	92	(91)	(1)	–
Transfers to Stage 2	(657)	694	(37)	–	(10)	27	(17)	–
Transfers to Stage 3	(206)	(227)	433	–	(5)	(55)	60	–
Net change in ECL due to transfers					(52)	77	78	103
Impact of transfers between stages[1]	93	(486)	393	–	25	(42)	120	103
Other changes in credit quality[1]					(24)	(14)	272	234
Additions and repayments	1,631	371	(11)	1,991	(5)	7	(12)	(10)
Charge to the income statement					(4)	(49)	380	327
Advances written off			(496)	(496)			(496)	(496)
Recoveries of amounts previously written off			123	123			123	123
At 31 December 2025	15,258	2,326	274	17,858	145	248	121	514
Allowance for expected credit losses	(145)	(248)	(121)	(514)
Net carrying amount	15,113	2,078	153	17,344
Drawn ECL coverage[2] (%)	1.0	10.7	44.2	2.9
1Includes a credit for methodology and model changes of £53 million, split by stage as £18 million credit for Stage 1, £18 million credit for Stage 2 and £17 million credit for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2024	12,625	2,908	284	15,817	168	401	130	699
Exchange and other adjustments	–	–	–	–	–	–	(18)	(18)
Transfers to Stage 1	1,162	(1,162)	–	–	128	(128)	–	–
Transfers to Stage 2	(642)	683	(41)	–	(13)	31	(18)	–
Transfers to Stage 3	(184)	(241)	425	–	(5)	(65)	70	–
Net changes in ECL due to transfers					(71)	84	84	97
Impact of transfers between stages	336	(720)	384	–	39	(78)	136	97
Other changes in credit quality					(31)	(22)	284	231
Additions and repayments	573	253	(15)	811	(27)	(4)	(11)	(42)
Charge to the income statement					(19)	(104)	409	286
Advances written off			(506)	(506)			(506)	(506)
Recoveries of amounts previously written off			118	118			118	118
At 31 December 2024	13,534	2,441	265	16,240	149	297	133	579
Allowance for expected credit losses	(149)	(297)	(133)	(579)
Net carrying amount	13,385	2,144	132	15,661
Drawn ECL coverage[1] (%)	1.1	12.2	50.2	3.6
1Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of Commercial Banking Lending	Commercial Banking balance movements (audited)

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2025	81,477	5,168	1,839	88,484	205	264	413	882
Exchange and other adjustments	(543)	(38)	–	(581)	(13)	(2)	6	(9)
Transfers to Stage 1	1,439	(1,353)	(86)	–	62	(53)	(9)	–
Transfers to Stage 2	(2,502)	2,633	(131)	–	(12)	12	–	–
Transfers to Stage 3	(485)	(277)	762	–	(5)	(18)	23	–
Net change in ECL due to transfers					(45)	80	108	143
Impact of transfers between stages[1]	(1,548)	1,003	545	–	–	21	122	143
Other changes in credit quality[1]					(15)	(9)	45	21
Additions and repayments	4,634	(769)	(475)	3,390	(4)	5	(52)	(51)
Charge to the income statement					(19)	17	115	113
Advances written off			(153)	(153)			(153)	(153)
Recoveries of amounts previously written off			1	1			1	1
At 31 December 2025	84,020	5,364	1,757	91,141	173	279	382	834
Allowance for expected credit losses	(173)	(279)	(382)	(834)
Net carrying amount	83,847	5,085	1,375	90,307
Drawn ECL coverage[2] (%)	0.2	5.2	21.7	0.9
1Includes a credit for methodology and model changes of £19 million, split by stage as £18 million credit for Stage 1, £23 million charge for Stage 2 and £24 million credit for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2024	79,574	7,987	2,068	89,629	232	372	418	1,022
Exchange and other adjustments	(103)	(5)	(64)	(172)	(13)	(5)	1	(17)
Transfers to Stage 1	2,361	(2,347)	(14)	–	86	(85)	(1)	–
Transfers to Stage 2	(1,850)	1,951	(101)	–	(12)	13	(1)	–
Transfers to Stage 3	(301)	(258)	559	–	(4)	(19)	23	–
Net changes in ECL due to transfers					(63)	70	62	69
Impact of transfers between stages[1]	210	(654)	444	–	7	(21)	83	69
Other changes in credit quality[1]					(11)	(20)	152	121
Additions and repayments	1,796	(2,160)	(449)	(813)	(10)	(62)	(81)	(153)
Charge to the income statement					(14)	(103)	154	37
Advances written off			(163)	(163)			(163)	(163)
Recoveries of amounts previously written off			3	3			3	3
At 31 December 2024	81,477	5,168	1,839	88,484	205	264	413	882
Allowance for expected credit losses	(205)	(264)	(413)	(882)
Net carrying amount	81,272	4,904	1,426	87,602
Drawn ECL coverage[2] (%)	0.3	5.1	22.5	1.0
1Includes a credit for methodology and model changes of £25 million, split by stage as £17 million credit for Stage 1, £8 million credit for Stage 2, £nil for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

Schedule of information about credit exposures designated as measured at fair value through profit or loss

	2025			2024
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	16,593	–	16,593	7,093	–	7,093
Other public sector securities	1,898	7	1,905	2,286	2	2,288
Bank and building society certificates of deposit	7,036	–	7,036	8,667	–	8,667
Asset-backed securities	909	14	923	641	11	652
Corporate and other debt securities	20,476	2,934	23,410	13,984	2,899	16,883
	46,912	2,955	49,867	32,671	2,912	35,583
Treasury and other bills	11	–	11	32	–	32
Contracts held with reinsurers	8,168	–	8,168	10,527	–	10,527
Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares)	55,091	2,955	58,046	43,230	2,912	46,142
1Credit ratings equal to or better than ‘BBB’.

Schedule of Derivative Assets

	2025			2024
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Trading and other	18,361	1,341	19,702	22,684	1,333	24,017
Hedging	24	1	25	39	9	48
Total derivative financial instruments	18,385	1,342	19,727	22,723	1,342	24,065
1Credit ratings equal to or better than ‘BBB’.

Schedule of Securities Lending Transactions	The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2025 £m	2024 £m
Financial assets at fair value through profit or loss	1,088	889
Financial assets at fair value through other comprehensive income	5,034	6,124
Total	6,122	7,013